Basis of Presentation and General Information (Details)		9 Months Ended
	Dec. 22, 2022	Dec. 31, 2021 subsidiary $ / shares shares	Dec. 31, 2022 $ / shares shares	Nov. 30, 2021 $ / shares shares	Nov. 29, 2021 $ / shares shares	Apr. 15, 2021 $ / shares shares
Related Party Transaction [Line Items]
Common stock, shares authorized | shares		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, par value (in dollar per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized | shares		100,000,000	100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollar per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Number of subsidiaries acquired through spin-off transaction | subsidiary		3
Common Stock
Related Party Transaction [Line Items]
Reverse stock split ratio for one share	10
Diana Shipping Inc
Related Party Transaction [Line Items]
Number of subsidiaries acquired through spin-off transaction | subsidiary		3